Annual Total Returns[BarChart] - PROFUND VP SMALL-CAP GROWTH - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.28%	12.48%	40.42%	2.17%	1.17%	20.23%	12.97%	(5.75%)	19.12%	17.39%